Portfolio of Investments
Columbia Income Builder Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 26.3%
	Shares	Value ($)
Convertible 5.0%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	2,966,136	64,068,540
Dividend Income 15.3%
Columbia Dividend Income Fund, Institutional 3 Class(a)	5,258,730	114,798,085
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	6,362,669	49,056,177
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(a)	1,998,742	32,079,803
Total		195,934,065
Global Real Estate 2.3%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,566,347	29,641,308
U.S. Small Cap 3.7%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,562,669	47,708,271
Total Equity Funds (Cost $343,615,450)		337,352,184

Exchange-Traded Fixed Income Funds 2.0%

Multisector 2.0%
Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	25,600,000
Total Exchange-Traded Fixed Income Funds (Cost $24,980,250)		25,600,000

Fixed Income Funds 71.7%

Emerging Markets 6.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,502,253	84,937,512
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 4.0%
Columbia Floating Rate Fund, Institutional 3 Class(a),(b)	6,451,977	50,518,976
High Yield 11.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	53,313,299	142,346,509
Investment Grade 50.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,012,941	163,040,538
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	12,062,028	121,223,382
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	14,536,192	132,279,350
Columbia Quality Income Fund, Institutional 3 Class(a)	39,836,816	216,712,276
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	649,877	8,038,977
Total		641,294,523
Total Fixed Income Funds (Cost $934,983,105)		919,097,520

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(c)	664,788	664,788
Total Money Market Funds (Cost $664,339)		664,788
Total Investments in Securities (Cost: $1,304,243,144)		1,282,714,492
Other Assets & Liabilities, Net		(326,388)
Net Assets		1,282,388,104
Columbia Income Builder Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Convertible Securities Fund, Institutional 3 Class
	2,641,593	377,405	(52,862)	2,966,136	(166,180)	(4,674,443)	403,185	64,068,540
Columbia Corporate Income Fund, Institutional 3 Class
	15,543,677	243,716	(774,452)	15,012,941	(784,010)	(973,421)	1,214,751	163,040,538
Columbia Diversified Fixed Income Allocation ETF
	1,250,000	—	—	1,250,000	—	(787,500)	198,876	25,600,000
Columbia Dividend Income Fund, Institutional 3 Class
	3,752,963	1,573,140	(67,373)	5,258,730	(283,504)	(8,249,898)	511,692	114,798,085
Columbia Dividend Opportunity Fund, Institutional 3 Class
	6,286,988	222,723	(147,042)	6,362,669	(322,240)	(7,226,013)	498,417	49,056,177
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,506,069	139,794	(143,610)	8,502,253	(160,012)	(12,769,636)	720,380	84,937,512
Columbia Floating Rate Fund, Institutional 3 Class
	6,443,969	166,189	(158,181)	6,451,977	(134,211)	(7,004,752)	690,165	50,518,976
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	1,605,217	421,407	(27,882)	1,998,742	(109,926)	(5,093,030)	296,978	32,079,803
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	663,548	1,240	—	664,788	—	—	1,240	664,788
Columbia High Yield Bond Fund, Institutional 3 Class
	48,125,114	5,982,036	(793,851)	53,313,299	(231,674)	(12,924,991)	1,824,018	142,346,509
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,808,519	25,913	(1,834,432)	—	671,136	(766,885)	140,969	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	15,268,522	163,520	(3,370,014)	12,062,028	(746,353)	(1,395,439)	759,598	121,223,382
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	13,689,118	2,330,216	(1,483,142)	14,536,192	(1,177,949)	(14,218,905)	1,205,057	132,279,350
Columbia Quality Income Fund, Institutional 3 Class
	51,193,414	747,412	(12,104,010)	39,836,816	(1,610,944)	(6,488,067)	1,678,993	216,712,276
Columbia Real Estate Equity Fund, Institutional 3 Class
	1,976,585	626,492	(36,730)	2,566,347	(114,186)	(4,814,294)	164,428	29,641,308
Columbia Small Cap Value Fund I, Institutional 3 Class
	1,131,439	465,386	(34,156)	1,562,669	(408,207)	(5,886,442)	—	47,708,271
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	650,837	7,916	(8,876)	649,877	2,001	434,729	35,529	8,038,977
Total					(5,576,259)	(92,838,987)	10,344,276	1,282,714,492

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Quarterly Report 2020